Investments in Real Estate, net - Schedule of Investment in Real Estate (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Building and improvements	$ 229,793	$ 44,317
Land and land improvements	45,350	16,483
Furniture, fixtures and equipment	3,294	0
Total	278,437	60,800
Accumulated depreciation	(2,241)	(27)
Investments in real estate, net	$ 276,196	$ 60,773